CONCENTRATION AND RISK (Details 2)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016
Product Information [Line Items]
Concentration Risk, Percentage	16.00%
Supplier J [Member]
Product Information [Line Items]
Concentration Risk, Percentage	60.00%					[1]
Supplier K [Member]
Product Information [Line Items]
Concentration Risk, Percentage	16.00%					[1]
Supplier L [Member]
Product Information [Line Items]
Concentration Risk, Percentage		[1]			72.00%
Supplier H [Member]
Product Information [Line Items]
Concentration Risk, Percentage		[1]			28.00%

[1]	Less than 10%.